SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a.	Cash

Cash includes cash on deposit at banking institutions and cash held in trust.

b.	Short-term investments

Short-term investments are comprised of GIC’s with terms to maturity of between three and twelve months or can be redeemed without penalty within 12 months from issuance.

c.	Property and equipment

Property and equipment are measured at historical cost, which is the purchase price as well as any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management, less accumulated amortization and impairment losses if applicable. Amortization is provided using the following methods and terms:

Greenhouse and improvements	Straight-line	20 years
Buildings	Straight-line	20 years
Leasehold improvements	Straight-line	5-10 years
Production Equipment	Straight-line	5 years
Furniture and fixtures	Straight-line	5 years
Vehicles	Straight-line	5 years
Computer equipment	Straight-line	3 years
Computer software	Straight-line	1 year

Property and equipment's estimated residual value, useful life and amortization method are reviewed at the end of each reporting period and adjusted if necessary. When parts of an item of property and equipment have different useful lives, they are accounted for as separate components of property and equipment.

Gains or losses on the disposal of an item of property and equipment are determined by comparing the proceeds from the disposal with the carrying amount of the asset and are recognized in profit or loss.

d.	Impairment of Property and Equipment

Property and equipment are reviewed for impairment at the end of each reporting period and tested for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable.

An impairment loss is recognized for the amount by which the asset's carrying amount exceeds its recoverable amount. The recoverable amount of property and equipment is the greater of fair value less costs to sell and value in use. In assessing value in use, estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Impairment losses are recognized through profit or loss. Impairment losses may be reversed in a subsequent period where the impairment no longer exists or has decreased. The carrying amount after a reversal must not exceed the carrying amount (net of amortization) that would have been determined had no impairment loss been recognized. A reversal of impairment loss is recognized through profit and loss.

e.	Intangible Assets

Intangible assets consist of exclusive rights to proprietary genetics. Intangible assets are recorded at cost less accumulated amortization. Rights are amortized on a straight-line basis in accordance with the substance of the agreements. Amortization methods, useful lives and residual values are assessed at least annually. If the Company identifies events or changes in circumstances which may indicate that their carrying amount is less than the recoverable amount, the intangible assets would be reviewed for impairment as described in note 3(d).

f.	Investment in Joint Venture

A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Investments in a joint venture are accounted for using the equity method and are initially recognized at cost. The entire carrying amount of the investment is tested for impairment annually.

Under the equity method, the investment is initially recognized at cost and adjusted thereafter for the post-acquisition change in the investor’s share of comprehensive income less distributions of the joint venture.

The Company’s share of its joint venture’s post-acquisition profits or losses is recognized in the statement of net income, and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income. The cumulative post-acquisition movements are adjusted against the carrying amount of the investment. Distributions received from an investee reduce the carrying amount of the investment.

If the Company’s share of losses of a joint venture equals or exceeds its interest in the joint venture, the Company does not provide for additional losses, unless it has incurred obligations or made payments on behalf of the joint venture.

g.	Business Combinations

Judgment is used in determining whether an acquisition is a business combination or an asset acquisition. In a business combination, all identifiable assets, liabilities and contingent liabilities acquired are recorded at their fair values. One of the most significant estimates relates to the determination of the fair value of these assets and liabilities. The contingent consideration is measured at its acquisition date fair value and included as part of the consideration transferred in a business combination. Contingent consideration that is classified as equity is not re-measured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is re-measured at subsequent reporting dates in accordance with IFRS 9, or IAS 37 Provisions, Contingent Liabilities and Contingent Assets, as appropriate, with the corresponding gain or loss being recognized in profit or loss. For any intangible asset identified, depending on the type of intangible asset and the complexity of determining its fair value, an independent valuation expert or management may develop the fair value, using appropriate valuation techniques, which are generally based on a forecast of the total expected future net cash flows. The evaluations are linked closely to the assumptions made by management regarding the future performance of the assets concerned and any changes in the discount rate applied. Certain fair values may be estimated at the acquisition date pending confirmation or completion of the valuation process. When provisional values are used in accounting for a business combination, they may be adjusted retrospectively in subsequent periods. However, the measurement period may not exceed one year from the acquisition date.

h.	Leases

Leases are classified as an operating lease whenever the terms of the lease do not transfer substantially all of the risks and rewards of ownership to the lessee. Lease payments are recognized as an expense on a straight-line basis over the lease term, except where another systematic basis is more representative of the time pattern in which the economic benefits are consumed.

i.	Revenue Recognition

Revenue is recognized when control of the goods has transferred to the purchaser and the collectability is reasonably assured. This is generally when goods have been delivered, which is also when the performance obligations have been fulfilled under the terms of the related sales contract. Revenues are recorded net of discounts and incentives but inclusive of freight. Excise taxes are a production tax which become payable when a cannabis product is delivered to the customer and are not directly related to the value of revenue.

j.	Biological Assets

The Company’s biological assets consist of cannabis plants which are not yet harvested. These biological assets are measured at fair value less costs to sell, which becomes the initial basis for the cost of finished goods inventories after harvest. Seeds are measured at fair market value. The Company capitalizes all direct and indirect costs relating to the production of biological assets during the reporting period. Unrealized gains or losses arising from changes in fair value less cost to sell during the reporting period are included in the gross margin as “Unrealized gain on changes in fair value of biological assets” in the statement of net income and comprehensive income.

During the current period, the Company made a voluntary change in accounting policy to capitalize the direct and indirect costs incurred before harvest attributable to the biological asset transformation. The previous accounting policy was to expense these costs to cost of goods sold as incurred. The change in accounting policy was adopted retrospectively as reflected in the restated income statement year ended December 31, 2017. See note 5 for the impact of the voluntary change in accounting policy.

The direct and indirect costs related to biological assets that are capitalized include direct costs of i) supplies/nutrients/materials, ii) salaries for personnel directly involved in growing cannabis plants, iii) utilities, iv) rent of co-generation equipment and v) depreciation of equipment directly related to production and indirect costs of i) rent and property taxes, ii) security, iii) insurance, iv) depreciation of facility and common fixed assets and v) supervision salaries.

k.	Inventory

Inventory is valued at the lower of cost and net realizable value. Inventories of harvested cannabis are transferred from biological assets at their fair value less costs to sell at harvest, which becomes deemed cost. Any subsequent post-harvest direct and indirect costs are capitalized to inventory to the extent that cost is less than net realizable value. Net realizable value is determined as the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. Cost is determined using the average cost basis. Products for resale and supplies are initially recorded at cost. When the inventory is sold the capitalized costs are expensed through “Cost of goods sold” and the fair value adjustment on inventory sold is expensed through “Fair value changes in biological assets included in inventory sold”.

The direct and indirect costs related to inventory that are capitalized include direct costs of i) supplies/materials, ii) salaries for personnel directly involved in production post harvest, iii) utilities, and iv) depreciation of manufacturing and packaging equipment directly related to production and indirect costs of i) rent and property taxes, ii) security, iii) insurance, iv) quality control and testing costs, v) depreciation of facility and common fixed assets and vi) supervision salaries.

l.	Share Capital

An equity instrument is any contract that evidences a residual interest in the assets of the Company after deducting all of its liabilities. Equity instruments issued by the Company are recorded at the proceeds received, net of issue costs. For unit offerings, the Company has adopted the relative fair value method with respect to measurement of shares and warrants issued as equity units. The relative fair value method requires an allocation of the net proceeds received based on the pro rata relative fair values of the components. The fair value of the warrants is estimated using the Black-Scholes option valuation model.

m.	Share Issuance Costs

Costs incurred in connection with the issuance of share capital are netted against the proceeds received, net of tax. Costs related to the issuance of share capital and incurred prior to issuance are recorded as deferred share issuance costs and subsequently netted against proceeds when they are received. If the share issuance is no longer expected to be completed the share issuance costs are recognized in profit or loss.

n.	Research and Development

Research costs are expensed as incurred and are included in general and administrative expenses in the statement of net income and comprehensive income. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development to use or sell the asset. Other development expenditures are recognized through profit and loss as incurred.

o.	Income Taxes

Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is provided using the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying value and tax basis of assets and liabilities and the benefit of tax losses available to be carried forward for tax purposes.

Deferred tax assets and liabilities are measured using enacted or substantively enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred income tax assets are recorded in the consolidated financial statements if realization is considered probable. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in profit or loss in the year that the rate changes.

p.	Share-based Payments for Non-employees

In situations where equity instruments are issued to non-employees, shares issued are recognized at the fair value of services or goods received by the entity. In situations where some or all of the goods or services received by the entity as consideration cannot be estimated reliably, they are measured at the fair value of the equity instrument granted. The fair value of the equity-settled share-based payments is recognized together with a corresponding increase in equity over a period that services are provided or goods are received.

q.	Share-based Compensation – Employees

The Company has an employee stock option plan (“ESOP”) in place. The Company measures equity settled share-based payments based on their fair value at the grant date and recognizes compensation expense over the vesting period based on the Company’s estimate of equity instruments that will eventually vest. Fair value is measured using the Black-Scholes option pricing valuation model. Expected forfeitures are estimated at the date of grant and subsequently adjusted if further information indicates actual forfeitures may vary from the original estimate. Upon exercise stock of options, the issued shares are recorded at the corresponding amount in contributed surplus, plus the cash proceeds received. Any revisions are recognized in the consolidated statements of net (loss) income and comprehensive (loss) income such that the cumulative expense reflects the revised estimate.

r.	Earning/Loss per Share

The Company presents basic and diluted earnings (loss) per share for its common shares. Basic earnings (loss) per share is calculated by dividing the profit or loss attributable to common shareholders by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share is calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all dilutive potential common shares. When the effect of all outstanding warrants or options are anti-dilutive during a year when the Company incurs a loss or when the exercise price exceeds market price, diluted earnings (loss) per share does not differ from basic earnings (loss) per share.

s.	Financial Instruments

IFRS 9 was issued by the IASB on July 24, 2014 and replaced IAS 39. IFRS 9 uses a single approach to determine whether a financial instrument is measured at amortized cost, fair value through profit or loss and fair value through other comprehensive income. The Company has adopted this new standard as of its effective date on a retrospective basis without restatement. The effective date of this standard was January 1, 2018. The Company notes there was no impact on other comprehensive income or deficit from transition to IFRS 9. The new classification and measurement of the Company's financial instruments are as follows:

i.	Amortized Cost

This category includes financial assets that are held within a business model with the objective to hold the financial assets in order to collect contractual cash flows that meet the solely principal and interest ("SPPI") criterion. Accounts receivables, accounts payables and mortgage payables are classified in this category are measured at amortized cost using the effective interest method.

ii.	Fair value through profit or loss (“FVTPL”)

This category includes quoted equity instruments and debt instruments whose cash flow characteristics fail the SPPI criterion or are not held within a business model whose objective is either to collect contractual cash flows, or to both collect contractual cash flows and sell. Financial assets in this category are recorded at fair value with changes recognized in profit or loss.

iii.	Fair value through other comprehensive income (“FVOCI”)

This category includes quoted equity instrument are subsequently measured at fair value with changes in fair value recognized in other comprehensive income. When an equity instrument is derecognized, the cumulative gain or loss previously recognized in OCI is not reclassified to profit and loss. Dividend income from equity instruments are not recognized in profit and loss. The Company does not have any financial assets measured at FVOCI as of December 31, 2018.

	IAS 39 Classification	IFRS 9 Classification
Cash and Cash equivalents	FVTPL	FVTPL
Short term investments	FVTPL	FVTPL
Marketable Securities	Available for sale	FVTPL
Accounts receivables	Amortized Cost	Amortized Cost
Other receivables	Amortized Cost	Amortized Cost
Other financial assets	Available for sale	FVTPL

Accounts payable and Accrued liabilities	Amortized Cost	Amortized Cost
Promissory note	Amortized Cost	Amortized Cost
Mortgage	Amortized Cost	Amortized Cost

iv.	Impairment of financial assets

Under IFRS 9, the Company is required to apply an expected credit loss “ECL” model to all debt financial assets not held at FVTPL, where credit losses that are expected to transpire in futures years are provided for, irrespective of whether a loss event has occurred or not as at the balance sheet date. For trade receivables, the Company has applied the simplified approach under IFRS 9 and has calculated ECLs based on lifetime expected credit losses taking into considerations historical credit loss experience and financial factors specific to the debtors and general economic conditions. The Company has assessed the impairment of its amounts receivable using the expected credit loss model, and did not note any material differences. As a result, no incremental impairment loss has been recognized upon transition.

t.	Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related party transactions are measured at the amounts agreed to by the parties.

u.	Segment Reporting

A segment is a component of the Company that i) engages in business activities from which it may earn revenue and incur expenses, ii) whose operating results are reviewed by the board of directors and iii) for which discrete financial information is available. Throughout the years ended December 31, 2018 and December 31, 2017, the Company operated in one segment, the production and sale of wholesale and medicinal cannabis in Canada.

v.	New Standards Adopted in Current Year

•	Amendment to IFRS 2 ‘Share-based Payment’ was issued by the IASB in June 2016. These amendments provide clarification on how to account for certain types of share-based transaction. The amendment became effective for the Company on January 1, 2018 and did not have an impact on its consolidated financial statements.

•	IFRS 9 ‘Financial Instruments: Classification and Measurement’, introduces new requirements for the classification and measurement of financial instruments, a single forward-looking expected loss impairment model and a substantially reformed approach to hedge accounting. IFRS 9 is effective for annual periods beginning on or after January 1, 2018.

•	IFRS 15 ‘Revenue from Contracts with Customers’ was issued by the IASB in June 2014. The objective of IFRS 15 is to provide a single, comprehensive revenue recognition model for all contracts with customers. The underlying principle is that an entity will recognize revenue to depict the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services. IFRS 15 became effective for the Company on January 1, 2018 and did not have a material impact on its consolidated financial statements.

w.	New Accounting Standards to be Adopted in the Future

At the date of authorization of these consolidated financial statements, the IASB and IFRIC has issued the following new and revised Standards and Interpretations which are not yet effective for the relevant reporting periods and which the Company has not early adopted.

•	IFRS 16 ‘Leases’ was issued by the IASB in January 2016 and specifies the requirements to recognize, measure, present and disclose leases. IFRS 16 is effective for annual periods beginning on or after January 1, 2019. The Company intends to adopt IFRS 16 for the annual beginning on January 1, 2019 using a modified retrospective approach with the cumulative effect of adopting IFRS 16 recognized as an adjustment to opening retained earnings as at January 1, 2019. Comparative information will not be restated. The Company has completed an assessment of the impact on its consolidated financial statements. Based on this assessment, the Company expects to recognize right of use assets and lease liabilities for its operating leases of property and equipment of approximately $1.5 million to $2 million. The Company is currently committed to a future lease of $61,975,680, once initiated, will constitute a lease under IFRS 16 and the equipment will be recorded within property and equipment, with a corresponding lease liability recognized.

•	IFRIC 23 ‘Uncertainty over Income Tax Treatments’ was issued by the IASB in June 2017 and specifies the interpretation to be applied to the determination of taxable profit, tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12. IFRIC 23 is effective for annual periods beginning on or after January 1, 2019 with early adoption permitted. The Company anticipates IFRIC 23 will have no significant impact.